Eaton Vance

Dividend Builder Fund

September 30, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 3.6%
L3Harris Technologies, Inc.	53,800	$11,848,912
Raytheon Technologies Corp.	282,900	24,318,084

		$36,166,996

Banks — 5.6%
JPMorgan Chase & Co.	198,300	$32,459,727
PNC Financial Services Group, Inc. (The)	120,700	23,613,748

		$56,073,475

Beverages — 3.6%
Coca-Cola Europacific Partners PLC	306,200	$16,929,798
PepsiCo, Inc.	128,400	19,312,644

		$36,242,442

Biotechnology — 3.6%
AbbVie, Inc.	228,800	$24,680,656
Amgen, Inc.	56,600	12,035,990

		$36,716,646

Capital Markets — 5.3%
BlackRock, Inc.	18,800	$15,766,808
Intercontinental Exchange, Inc.	128,900	14,800,298
S&P Global, Inc.	53,100	22,561,659

		$53,128,765

Chemicals — 0.6%
Air Products and Chemicals, Inc.	25,600	$6,556,416

		$6,556,416

Communications Equipment — 1.6%
Cisco Systems, Inc.	305,200	$16,612,036

		$16,612,036

Electric Utilities — 1.1%
Xcel Energy, Inc.	184,700	$11,543,750

		$11,543,750

Electrical Equipment — 1.1%
Emerson Electric Co.	121,200	$11,417,040

		$11,417,040

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 2.1%
Lamar Advertising Co., Class A	189,200	$21,464,740

		$21,464,740

Health Care Equipment & Supplies — 4.6%
Danaher Corp.	85,300	$25,968,732
Medtronic PLC	165,300	20,720,355

		$46,689,087

Health Care Providers & Services — 2.9%
UnitedHealth Group, Inc.	76,100	$29,735,314

		$29,735,314

Hotels, Restaurants & Leisure — 3.2%
McDonald’s Corp.	78,500	$18,927,135
Starbucks Corp.	122,300	13,490,913

		$32,418,048

Industrial Conglomerates — 1.6%
Honeywell International, Inc.	77,500	$16,451,700

		$16,451,700

Insurance — 2.0%
American Financial Group, Inc.	157,100	$19,767,893

		$19,767,893

Interactive Media & Services — 6.4%
Alphabet, Inc., Class A(1)	8,300	$22,190,216
Alphabet, Inc., Class C(1)	7,514	20,027,139
Facebook, Inc., Class A(1)	64,900	22,026,411

		$64,243,766

Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.(1)	11,100	$36,463,944

		$36,463,944

IT Services — 8.9%
Accenture PLC, Class A	56,500	$18,075,480
Automatic Data Processing, Inc.	103,800	20,751,696
Broadridge Financial Solutions, Inc.	64,700	10,781,608
Fidelity National Information Services, Inc.	101,800	12,387,024
Visa, Inc., Class A	126,800	28,244,700

		$90,240,508

Machinery — 0.7%
Stanley Black & Decker, Inc.	37,600	$6,591,656

		$6,591,656

Security	Shares	Value
Media — 1.8%
Comcast Corp., Class A	316,500	$17,701,845

		$17,701,845

Multiline Retail — 1.1%
Dollar General Corp.	53,700	$11,391,918

		$11,391,918

Oil, Gas & Consumable Fuels — 2.5%
EOG Resources, Inc.	163,500	$13,124,145
Phillips 66	170,900	11,968,127

		$25,092,272

Pharmaceuticals — 3.6%
Johnson & Johnson	135,900	$21,947,850
Sanofi	149,600	14,401,095

		$36,348,945

Professional Services — 1.5%
Booz Allen Hamilton Holding Corp., Class A	185,200	$14,695,620

		$14,695,620

Road & Rail — 1.4%
Union Pacific Corp.	69,900	$13,701,099

		$13,701,099

Semiconductors & Semiconductor Equipment — 4.6%
Broadcom, Inc.	49,600	$24,052,528
Texas Instruments, Inc.	115,300	22,161,813

		$46,214,341

Software — 8.8%
Microsoft Corp.	262,467	$73,994,697
VMware, Inc., Class A(1)(2)	101,300	15,063,310

		$89,058,007

Specialty Retail — 5.0%
Bath & Body Works, Inc.	117,400	$7,399,722
Home Depot, Inc. (The)	85,300	28,000,578
TJX Cos., Inc. (The)	222,800	14,700,344

		$50,100,644

Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	403,748	$57,130,342

		$57,130,342

Security	Shares	Value
Tobacco — 1.4%
Philip Morris International, Inc.	146,100	$13,848,819

		$13,848,819

Total Common Stocks (identified cost $655,206,407)		$1,003,808,074

Short-Term Investments — 1.1%
Affiliated Fund — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(3)	5,870,313	$5,870,313

Total Affiliated Fund (identified cost $5,870,313)		$5,870,313

Securities Lending Collateral — 0.5%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(4)	5,829,431	$5,829,431

Total Securities Lending Collateral (identified cost $5,829,431)		$5,829,431

Total Short-Term Investments (identified cost $11,699,744)		$11,699,744

Total Investments — 100.6% (identified cost $666,906,151)		$1,015,507,818

Other Assets, Less Liabilities — (0.6)%		$(6,353,680)

Net Assets — 100.0%		$1,009,154,138

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at September 30, 2021. The aggregate market value of securities on loan at September 30, 2021 was $14,912,677 and the total market value of the collateral received by the Fund was $15,407,317, comprised of cash of $5,829,431 and U.S. government and/or agencies securities of $9,577,886.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.

(4)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at September 30, 2021.

At September 30, 2021, the value of the Fund’s investment in affiliated funds was $ 5,870,313, which represents 0.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,158,673	$79,731,659	$(76,020,007)	$(12)	$—	$5,870,313	$1,100	5,870,313

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$81,945,611	$—		$—	$81,945,611
Consumer Discretionary	130,374,554	—		—	130,374,554
Consumer Staples	50,091,261	—		—	50,091,261
Energy	25,092,272	—		—	25,092,272
Financials	128,970,133	—		—	128,970,133
Health Care	135,088,897	14,401,095		—	149,489,992
Industrials	99,024,111	—		—	99,024,111
Information Technology	299,255,234	—		—	299,255,234
Materials	6,556,416	—		—	6,556,416
Real Estate	21,464,740	—		—	21,464,740
Utilities	11,543,750	—		—	11,543,750
Total Common Stocks	$989,406,979	$14,401,095	*	$—	$1,003,808,074
Short-Term Investments —
Affiliated Fund	$—	$5,870,313		$—	$5,870,313
Securities Lending Collateral	5,829,431	—		—	5,829,431
Total Investments	$995,236,410	$20,271,408		$—	$1,015,507,818

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.